Basis of Presentation and Summary of Significant Accounting Policies - Summary of Carrying Amount of the Major Classes of Liabilities (Details) (10-K) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Assets of discontinued operations
Liabilities: Accounts payables and accrued expenses	(112,397)	(112,397)
Liabilities of discontinued operations	$ (112,397)	$ (112,397)